UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2014

MILLER INCOME

OPPORTUNITY TRUST

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s objective is to provide a high level of income while maintaining the potential for growth.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Miller Income Opportunity Trust (the “Fund”) for the period since the Fund’s inception on February 28, 2014 through March 31, 2014 (the “reporting period”).

Total returns for the Fund, excluding sales charges, for the reporting period are presented below, along with those of the Fund’s unmanaged benchmarks and Lipper peer group:

Performance Snapshot as of March 31, 2014 (excluding sales charges) (unaudited)
Since Fund Inception*
Miller Income Opportunity Trust:
Class A	-0.40%
Class C	-0.30%
Class FI	-0.40%
Class I	-0.40%
Class IS	-0.40%
BofA Merrill Lynch U.S. High Yield Master II Index[i]	0.23%
S&P 500 Indexii	0.84%
Lipper Global Flexible Portfolio Funds Category Average[1]	-0.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the one-month period ended March 31, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 526 funds in the Fund’s Lipper category, and excluding sales charges.

2	Miller Income Opportunity Trust 2014 Semi-Annual Report

distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Results for longer periods will differ, in some cases, substantially.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

*	The Fund’s inception date is February 28, 2014.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 28, 2014, as supplemented March 28, 2014, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 2.27%, 3.02%, 2.27%, 1.97% and 1.87%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.25%, for Class A, 2.00% for Class C, 1.25% for Class FI, 0.95% for Class I and 0.85% for Class IS shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

Miller Income Opportunity Trust 2014 Semi-Annual Report	3

Letter from the president (cont’d)

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

April 25, 2014

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Real estate investment trusts (REITs) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small- and mid-cap investments. Asset-backed and mortgage-backed securities are subject to additional risks, such as prepayment and extension risks. Investments in MLPs include the risks of declines in energy and commodity prices, decreases in energy demand, adverse weather conditions, natural or other disasters, changes in government regulation, and changes in tax laws, and other risks of the MLP and energy sector. The Fund may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed-income securities involve interest-rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed-income securities falls. Risks of high-yield securities include greater price volatility, illiquidity and possibility of default. The Fund is classified as “non-diversified”, meaning it may invest a larger percentage of its assets in a small number of issuers, making it more susceptible to negative events than a diversified fund. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Please see the Fund’s prospectus for a more complete discussion of these and others risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below investment grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody’s and S&P.

ii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

4	Miller Income Opportunity Trust 2014 Semi-Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2014. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Miller Income Opportunity Trust 2014 Semi-Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2013 and held for the six months ended March 31, 2014, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[4]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[1,3]		Hypothetical Annualized Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During The Period[5]
Class A	-0.40%	$1,000.00	$996.00	0.00%	$0.00	Class A	5.00%	$1,000.00	$1,003.84	0.00%	$0.00
Class C	-0.30	1,000.00	997.00	0.00	0.00	Class C	5.00	1,000.00	1,003.84	0.00	0.00
Class FI	-0.40	1,000.00	996.00	0.95	0.75	Class FI	5.00	1,000.00	1,020.19	0.95	4.78
Class I	-0.40	1,000.00	996.00	0.80	0.63	Class I	5.00	1,000.00	1,020.94	0.80	4.03
Class IS	-0.40	1,000.00	996.00	0.66	0.52	Class IS	5.00	1,000.00	1,021.64	0.66	3.33

6	Miller Income Opportunity Trust 2014 Semi-Annual Report

[1]	For the period February 28, 2014 (inception date) to March 31, 2014 (unaudited).

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (29), then divided by 365.

[4]	For the six months ended March 31, 2014, unless otherwise noted.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Miller Income Opportunity Trust 2014 Semi-Annual Report	7

Schedule of investments (unaudited)

March 31, 2014

Miller Income Opportunity Trust

Security	Shares	Value
Common Stocks — 76.9%
Consumer Discretionary — 7.8%
Diversified Consumer Services — 0.9%
Collectors Universe Inc.	22,753	$428,212
Hotels, Restaurants & Leisure — 1.9%
DineEquity Inc.	12,000	936,840
Media — 5.0%
National CineMedia Inc.	31,000	465,000
New Media Investment Group Inc.	133,356	2,003,007	*
Total Media		2,468,007
Total Consumer Discretionary		3,833,059
Consumer Staples — 1.8%
Personal Products — 1.8%
Herbalife Ltd.	15,300	876,231
Energy — 4.0%
Oil, Gas & Consumable Fuels — 4.0%
Gazprom OAO, ADR	100,000	777,000
HollyFrontier Corp.	13,500	642,330
LinnCo LLC	21,000	568,050
Total Energy		1,987,380
Financials — 44.4%
Capital Markets — 19.5%
Apollo Global Management LLC, Class A Shares	31,000	985,800
Ares Capital Corp.	60,000	1,057,200
BGC Partners Inc., Class A Shares	100,000	654,000
Ellington Financial LLC	42,000	1,000,440	(a)
Fifth Street Finance Corp.	43,000	406,780
KKR & Co. LP	40,900	934,156
Medley Capital Corp.	28,200	383,802
MVC Capital Inc.	58,000	785,900
Oaktree Capital Group LLC	13,000	756,080
Och-Ziff Capital Management Group LLC	75,000	1,032,750
StoneCastle Financial Corp.	24,000	589,920
TriplePoint Venture Growth BDC Corp.	60,000	974,400	*
Total Capital Markets		9,561,228
Commercial Banks — 0.8%
Banco Santander SA, Sponsored ADR	41,100	393,738
Diversified Financial Services — 1.6%
Compass Diversified Holdings	40,543	766,668
Insurance — 2.3%
Blue Capital Reinsurance Holdings Ltd.	21,500	373,885	*

See Notes to Financial Statements.

8	Miller Income Opportunity Trust 2014 Semi-Annual Report

Miller Income Opportunity Trust

Security	Shares	Value
Insurance — continued
Validus Holdings Ltd.	20,000	$754,200
Total Insurance		1,128,085
Real Estate Investment Trusts (REITs) — 20.2%
American Capital Agency Corp.	9,400	202,006
Annaly Capital Management Inc.	24,743	271,431
Apollo Commercial Real Estate Finance Inc.	6,600	109,758
ARMOUR Residential REIT Inc.	75,000	309,000
Capstead Mortgage Corp.	35,000	443,100
Chimera Investment Corp.	343,360	1,050,681
CYS Investments Inc.	107,000	883,820
Ellington Residential Mortgage REIT	80,000	1,353,600
Hatteras Financial Corp.	20,000	377,000
New Residential Investment Corp.	75,000	485,250
Newcastle Investment Corp.	185,000	869,500
NorthStar Realty Finance Corp.	30,000	484,200
Pennymac Mortgage Investment Trust	35,000	836,500
Redwood Trust Inc.	35,000	709,800
Resource Capital Corp.	129,100	719,087
Starwood Property Trust Inc.	20,000	471,800
Starwood Waypoint Residential Trust	4,000	115,160	*
Western Asset Mortgage Capital Corp.	15,358	240,199	(a)
Total Real Estate Investment Trusts (REITs)		9,931,892
Total Financials		21,781,611
Industrials — 5.6%
Commercial Services & Supplies — 3.8%
Pitney Bowes Inc.	22,500	584,775
Quad Graphics Inc.	25,000	586,250
R.R. Donnelley & Sons Co.	38,000	680,200
Total Commercial Services & Supplies		1,851,225
Trading Companies & Distributors — 1.8%
TAL International Group Inc.	20,500	878,835	*
Total Industrials		2,730,060
Information Technology — 7.4%
Communications Equipment — 1.7%
Cisco Systems Inc.	38,000	851,580
Computers & Peripherals — 3.8%
Apple Inc.	1,800	966,132
Seagate Technology PLC	16,000	898,560
Total Computers & Peripherals		1,864,692
IT Services — 1.9%
QIWI PLC, ADR	26,000	900,900
Total Information Technology		3,617,172

See Notes to Financial Statements.

Miller Income Opportunity Trust 2014 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2014

Miller Income Opportunity Trust

Security			Shares	Value
Materials — 2.9%
Chemicals — 2.9%
OCI Partners LP			66,000	$1,415,040
Telecommunication Services — 3.0%
Diversified Telecommunication Services — 3.0%
Frontier Communications Corp.			85,000	484,500
Windstream Holdings Inc.			122,000	1,005,280
Total Telecommunication Services				1,489,780
Total Common Stocks (Cost — $37,329,338)				37,730,333

			Shares/ Units
Master Limited Partnerships — 3.9%
Diversified Energy Infrastructure — 3.9%
Boardwalk Pipeline Partners LP			34,000	455,940
Energy Transfer Partners LP			8,800	473,352
Rhino Resource Partners LP			73,000	997,910
Total Diversified Energy Infrastructure				1,927,202
Total Master Limited Partnerships (Cost — $1,919,111)				1,927,202
Preferred Stocks — 2.5%
Financials — 2.5%
Commercial Banks — 2.5%
Popular Inc.			27,000	634,230
Webster Financial Corp.			456	583,680
Total Preferred Stocks (Cost — $998,012)				1,217,910

	Rate	Maturity Date	Face Amount
Corporate Bonds & Notes — 5.2%
Consumer Discretionary — 2.5%
Multiline Retail — 2.1%
JC Penney Corp. Inc.	5.750%	2/15/18	1,200,000	1,011,000
Specialty Retail — 0.4%
RadioShack Corp., Senior Notes	6.750%	5/15/19	350,000	190,750
Total Consumer Discretionary				1,201,750
Consumer Staples — 0.8%
Food & Staples Retailing — 0.8%
New Albertson’s Inc., Senior Bonds	7.450%	8/1/29	500,000	402,500
Financials — 0.2%
Commercial Banks — 0.2%
Popular North America Capital Trust I, Junior Subordinated Bonds	6.564%	9/15/34	100,000	82,313

See Notes to Financial Statements.

10	Miller Income Opportunity Trust 2014 Semi-Annual Report

Miller Income Opportunity Trust

Security	Rate	Maturity Date	Face Amount	Value
Industrials — 0.9%
Airlines — 0.9%
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	7.960%	1/20/18	110,319	$108,995
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	8.390%	3/1/22	322,673	345,260
Total Industrials				454,255
Telecommunication Services — 0.8%
Wireless Telecommunication Services — 0.8%
NII Capital Corp., Senior Notes	7.625%	4/1/21	1,400,000	392,000
Total Corporate Bonds & Notes (Cost — $3,221,806)				2,532,818
Convertible Bonds & Notes — 1.5%
Financials — 1.5%
Consumer Finance — 1.3%
DFC Global Corp., Senior Notes	3.000%	4/1/28	700,000	643,125
Insurance — 0.2%
Tower Group International Ltd., Senior Notes	5.000%	9/15/14	120,000	113,400
Total Convertible Bonds & Notes (Cost — $748,765)				756,525
Municipal Bonds — 1.5%
Puerto Rico — 1.5%
Puerto Rico Highways & Transportation Authority Revenue (Cost — $694,347)	5.250%	7/1/36	785,000	740,702
Senior Loans — 1.0%
Consumer Discretionary — 1.0%
Media — 1.0%
SuperMedia Inc., Term Loan B (Cost—$620,855)	1.000%	12/30/16	688,162	513,971	(c)
Sovereign Bonds — 1.5%
Ukraine — 1.5%
Republic of Ukraine, Senior Notes (Cost — $733,921)	7.950%	6/4/14	750,000	735,150	(b)
Total Investments — 94.1% (Cost — $46,266,155#)				46,154,611
Other Assets in Excess of Liabilities — 5.9%				2,905,861
Total Net Assets — 100.0%				$49,060,472

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or company which is under common ownership or control. At March 31, 2014, the total market value of Affiliated Companies was $1,240,639, and the cost was $1,194,244 (See Note 7).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

See Notes to Financial Statements.

Miller Income Opportunity Trust 2014 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2014

Miller Income Opportunity Trust

(c)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	—American Depositary Receipts

See Notes to Financial Statements.

12	Miller Income Opportunity Trust 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2014

Assets:
Investments in unaffiliated securities, at value (Cost — $45,071,911)	$44,913,972
Investments in affiliated securities, at value (Cost — $1,194,244)	1,240,639
Cash	1,585,129
Receivable for Fund shares sold	785,939
Dividends and interest receivable	442,210
Receivable for securities sold	222,937
Receivable from investment manager	67,470
Prepaid expenses	123,439
Total Assets	49,381,735

Liabilities:
Payable for offering and organization costs	179,909
Payable for securities purchased	130,407
Service and/or distribution fees payable	980
Trustees’ fees payable	273
Accrued expenses	9,694
Total Liabilities	321,263
Total Net Assets	$49,060,472

Net Assets:
Par value (Note 6)	$49
Paid-in capital in excess of par value	49,284,719
Undistributed net investment income	368,605
Accumulated net realized loss on investments	(481,357)
Net unrealized depreciation on investments	(111,544)
Total Net Assets	$49,060,472

Shares Outstanding:
Class A	371,147
Class C	141,781
Class FI	1,000
Class I	39,455
Class IS	4,368,739

Net Asset Value:
Class A (and redemption price)	$9.96
Class C*	$9.97
Class FI (and redemption price)	$9.97
Class I (and redemption price)	$9.97
Class IS (and redemption price)	$9.97
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$10.57

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Miller Income Opportunity Trust 2014 Semi-Annual Report	13

Statement of operations (unaudited)

For the Period Ended March 31, 2014†

Investment Income:
Dividends from unaffiliated investments	$317,803
Dividends from affiliated investments	10,290
Interest	66,888
Less: Foreign taxes withheld	(3,378)
Total Investment Income	391,603

Expenses:
Organization expenses	68,870
Investment management fee (Note 2)	25,712
Offering costs	10,652
Shareholder reports	3,146
Audit and tax	2,760
Fund accounting fees	1,536
Legal fees	1,297
Service and/or distribution fees (Notes 2 and 5)	980
Transfer agent fees (Note 5)	287
Trustees’ fees	273
Custody fees	269
Miscellaneous expenses	397
Total Expenses	116,179
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(93,181)
Net Expenses	22,998
Net Investment Income	368,605

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss from Investment Transactions	(481,357)
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Investments	(75,212)
Affiliated investments	46,395
Change in Net Unrealized Appreciation (Depreciation) on Investments	(28,817)
Net Loss on Investments	(510,174)
Decrease in Net Assets from Operations	$(141,569)

†	For the period February 28, 2014 (inception date) to March 31, 2014 (unaudited).

See Notes to Financial Statements.

14	Miller Income Opportunity Trust 2014 Semi-Annual Report

Statement of changes in net assets

For the Period Ended March 31,	2014†

Operations:
Net investment income	$368,605
Net realized loss	(481,357)
Change in net unrealized appreciation (depreciation)	(28,817)
Decrease in Net Assets from Operations	(141,569)

Fund Share Transactions (Note 6):
In-kind capital contribution (Note 7)	43,687,391
Net proceeds from sale of shares	5,514,650
Increase in Net Assets from Fund Share Transactions	49,202,041
Increase in Net Assets	49,060,472

Net Assets:
Beginning of period	—
End of period*	$49,060,472
*Includesundistributed net investment income of:	$368,605

†	For the period February 28, 2014 (inception date) to March 31, 2014 (unaudited).

See Notes to Financial Statements.

Miller Income Opportunity Trust 2014 Semi-Annual Report	15

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2014[2]

Net asset value, beginning of period	$10.00

Income (loss) from operations:
Net investment income	0.10
Net realized and unrealized loss	(0.14)
Total loss from operations	(0.04)

Net asset value, end of period	$9.96
Total return[3]	(0.40)%

Net assets, end of period (000s)	$3,698

Ratios to average net assets:
Gross expenses[4]	1.58%
Net expenses[4,5,6,7]	0.00
Net investment income[4]	17.15

Portfolio turnover rate[8]	2%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period February 28, 2014 (inception date) to March 31, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of portfolio securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

16	Miller Income Opportunity Trust 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2014[2]

Net asset value, beginning of period	$10.00

Income (loss) from operations:
Net investment income	0.10
Net realized and unrealized loss	(0.13)
Total loss from operations	(0.03)

Net asset value, end of period	$9.97
Total return[3]	(0.30)%

Net assets, end of period (000s)	$1,414

Ratios to average net assets:
Gross expenses[4]	2.37%
Net expenses[4,5,6,7]	0.00
Net investment income[4]	17.70

Portfolio turnover rate[8]	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 28, 2014 (inception date) to March 31, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of portfolio securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

Miller Income Opportunity Trust 2014 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2014[2]

Net asset value, beginning of period	$10.00

Income (loss) from operations:
Net investment income	0.07
Net realized and unrealized loss	(0.10)
Total loss from operations	(0.03)

Net asset value, end of period	$9.97
Total return[3]	(0.40)%

Net assets, end of period (000s)	$10

Ratios to average net assets:
Gross expenses[4]	3.73%
Net expenses[4,5,6,7]	0.95
Net investment income[4]	12.18

Portfolio turnover rate[8]	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 28, 2014 (inception date) to March 31, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of portfolio securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

18	Miller Income Opportunity Trust 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2014[2]

Net asset value, beginning of period	$10.00

Income (loss) from operations:
Net investment income	0.09
Net realized and unrealized loss	(0.12)
Total loss from operations	(0.03)

Net asset value, end of period	$9.97
Total return[3]	(0.40)%

Net assets, end of period (000s)	$393

Ratios to average net assets:
Gross expenses[4]	1.40%
Net expenses[4,5,6,7]	0.80
Net investment income[4]	15.80

Portfolio turnover rate[8]	2%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period February 28, 2014 (inception date) to March 31, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of portfolio securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

Miller Income Opportunity Trust 2014 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2014[2]

Net asset value, beginning of period	$10.00

Income (loss) from operations:
Net investment income	0.08
Net realized and unrealized loss	(0.11)
Total loss from operations	(0.03)

Net asset value, end of period	$9.97
Total return[3]	(0.40)%

Net assets, end of period (000s)	$43,545

Ratios to average net assets:
Gross expenses[4]	3.25%
Net expenses[4,5,6,7]	0.66
Net investment income[4]	12.46

Portfolio turnover rate[8]	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 28, 2014 (inception date) to March 31, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of portfolio securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

20	Miller Income Opportunity Trust 2014 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Miller Income Opportunity Trust (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Miller Income Opportunity Trust 2014 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

22	Miller Income Opportunity Trust 2014 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$37,730,333	—	—	$37,730,333
Master limited partnerships	1,927,202	—	—	1,927,202
Preferred stocks	1,217,910	—	—	1,217,910
Corporate bonds & notes	—	$2,532,818	—	2,532,818
Convertible bonds & notes	—	756,525	—	756,525
Municipal bonds	—	740,702	—	740,702
Senior loans	—	513,971	—	513,971
Sovereign bonds	—	735,150	—	735,150
Total investments	$40,875,445	$5,279,166	—	$46,154,611

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes

Miller Income Opportunity Trust 2014 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the

24	Miller Income Opportunity Trust 2014 Semi-Annual Report

operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Return of capital estimates. Distributions received from the Fund’s investment in MLPs generally are comprised of income and return of capital and the Fund’s investments in REITs generally are comprised of income, realized capital gains and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs and MLPs based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Miller Income Opportunity Trust 2014 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Offering costs. Costs incurred by the Fund in connection with commencement of the Fund’s operations are being amortized on a straight line basis over twelve months.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and LMM LLC (“LMM”) is the Fund’s subadviser. LMPFA is a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”). LMM is also an affiliate of Legg Mason.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $2.5 billion	0.700%
Next $5 billion	0.675
Over $7.5 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, including the management of cash and short-term instruments.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales,

26	Miller Income Opportunity Trust 2014 Semi-Annual Report

taxes, extraordinary expenses, and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares is not expected to exceed 1.25%, 2.00%, 1.25%, 0.95% and 0.85%, respectively. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

During the period ended March 31, 2014, fees waived and/or expenses reimbursed amounted to $93,181.

The investment manager is permitted to recapture amounts waived or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the period ended March 31, 2014, LMIS and its affiliates received sales charges of $10,762 on sales of the Fund’s Class A shares. In addition, there were no CDSCs paid to LMIS and its affiliates for the period ended March 31, 2014.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended March 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$9,247,384	*
Sales	925,847

*	Excludes the value of portfolio securities received as a result of a contribution in-kind, totaling $38,512,120.

Miller Income Opportunity Trust 2014 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

At March 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,057,612
Gross unrealized depreciation	(2,169,156)
Net unrealized depreciation	$(111,544)

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2014, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.75% of the average daily net assets of the class. Service and distribution fees are accrued daily and paid monthly.

For the period ended March 31, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees[1]	Transfer Agent Fees[1]
Class A	$355	$2
Class C	623	2
Class FI	2	2
Class I	—	2
Class IS	—	279
Total	$980	$287

[1]	For the period February 28, 2014 (inception date) to March 31, 2014 (unaudited).

For the period ended March 31, 2014, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements[1]
Class A	$2,245
Class C	1,478
Class FI	22
Class I	108
Class IS	89,328
Total	$93,181

[1]	For the period February 28, 2014 (inception date) to March 31, 2014 (unaudited).

6. Shares of beneficial interest

At March 31, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple

28	Miller Income Opportunity Trust 2014 Semi-Annual Report

classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Period Ended March 31, 2014[1]
	Shares	Amount
Class A
Shares sold	371,147	$3,698,058
Net increase	371,147	$3,698,058

Class C
Shares sold	141,781	$1,413,465
Net increase	141,781	$1,413,465

Class FI
Shares sold	1,000	$10,019
Net increase	1,000	$10,019

Class I
Shares sold	39,455	$393,108
Net increase	39,455	$393,108

Class IS
In-kind capital contribution	4,368,739	$43,687,391
Net increase	4,368,739	$43,687,391

[1]	For the period February 28, 2014 (inception date) to March 31, 2014 (unaudited).

7. In-kind transfer of securities

On February 28, 2014, the Fund’s Class IS shares received a contribution in-kind of investment securities, cash and other receivables in the amount of $43,687,391. The securities contributed in-kind had net unrealized depreciation of $82,727. This contribution was determined to be tax-free under the Internal Revenue Code Section 351 and no gain or loss was realized.

8. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period, or a company which is under common ownership or control. The following transactions were effected in shares of such companies for the period ended March 31, 2014:

	Affiliate Value at 9/30/13[1]	Purchased		Sold		Dividend Income	Affiliate Mkt Value at 3/31/14	Realized Gain/Loss
		Cost	Shares/Par	Cost	Shares/Par

Ellington Financial LLC	—	$913,053	42,000	—	—	—	$1,000,440	—
Western Asset Management Capital Cop.	—	281,191	15,358	—	—	$10,290	240,199	—
Total	—	$1,194,244	57,358	—	—	$10,290	$1,240,639	—

[1]	The inception date of this Fund was February 28, 2014.

Miller Income Opportunity Trust 2014 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

9. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

30	Miller Income Opportunity Trust 2014 Semi-Annual Report

Board approval of management and

subadvisory agreements (unaudited)

At its February 2014 meeting, the Fund’s Board of Trustees (the “Board”) approved the investment management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Subadvisory Agreement”) with LMM, LLC (the “Subadviser”). (The Management and Subadvisory Agreements are collectively referred to as the “Agreements.”) The Trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), met with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager and the Subadviser to assist the Board, and in particular the Independent Trustees, in considering the Management and Subadvisory Agreements, respectively.

In voting to approve the Agreements, the Board, including the Independent Trustees, considered whether approval of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that it was in the best interest of the Fund and its shareholders to approve the Agreements.

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Subadviser, under the Management and Subadvisory Agreements, respectively. The Board also considered the supervisory activities to be provided by the Manager over the Subadviser. In addition, the Board received and considered other information regarding the administrative and other services to be rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, including the Manager’s role in coordinating the activities of the Subadviser and the Fund’s other service providers. The Board’s evaluation of the services to be provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel that would be serving the Fund and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Board discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available through the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight to be provided by the Manager. The Board also considered the

Miller Income Opportunity Trust	31

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Subadviser’s brokerage policies and practices, including the standards applied in seeking best execution, the policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed historical composite performance results of another account managed by the Subadviser under the same investment strategy it would use to manage the Fund (the “Other Account”). The Board noted that the Other Account (net of fees of the Other Account) outperformed the Merrill Lynch High Yield Master II Index for the one-year, three-year and since inception (April 2, 2009) periods ended December 31, 2013 and outperformed the S&P 500 Index for the since inception period ended December 31, 2013.

The Board reviewed and considered, the proposed contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services to be provided by the Manager and the Subadviser, respectively. The Board noted that the Manager, and not the Fund, pays the Subadviser. The Board also noted that the Manager would waive fees and reimburse expenses to the extent necessary to maintain specified expense levels until December 31, 2015 unless the Board consents to an earlier termination.

With respect to profitability, the Board noted the start-up status of the Fund.

The Board noted that the breakpoints included in the Contractual Management Fee provide for sharing of economies of scale with shareholders as the Fund’s assets grow.

The Board considered other benefits expected to be received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the structure of the fees, as well as the nature, extent and quality of the services expected to be provided, the Manager’s commitment to the Fund and the ancillary benefits expected to be received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the approval of each Agreement is in the best interest of the Fund.

32	Miller Income Opportunity Trust

Miller Income

Opportunity Trust

Trustees

Kenneth D. Fuller President

Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

Jennifer W. Murphy Chair

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

LMM LLC

Custodian

State Street Bank & Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Miller Income Opportunity Trust

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Miller Income Opportunity Trust

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Miller Income Opportunity Trust. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX016370 5/14 SR14-2202

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date: May 23, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: May 23, 2014